Cover	Sep. 26, 2024
Cover [Abstract]
Entity Registrant Name	KNOW LABS, INC.
Entity Central Index Key	0001074828
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Sep. 26, 2024
Entity File Number	001-37479
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-0273142
Entity Address Address Line 1	619 Western Avenue
Entity Address Address Line 2	Suite 610
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98104
City Area Code	206
Local Phone Number	903-1351
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	KNW
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K of Know Labs, Inc. (the “Company”), filed on September 27, 2024 (the “Original Form 8-K”). Following the filing of the Original Form 8-K, the Company discovered that Item 8.01 was inadvertently tagged in the submission rather than Item 5.07. The Company is amending the Original Form 8-K solely to change the referenced to Item 5.07. No disclosure has changed from the Original Form 8-K.